Business combinations - Additional Information (Details) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
		Aug. 20, 2021 COP ($) item subsidiary country shares	Dec. 31, 2021 COP ($)	Dec. 31, 2021 COP ($) $ / shares		Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)
Disclosure of detailed information about business combination [line items]
Percentage of minority interest			48.60%	48.60%
Business Combination, Consideration, Per Share | $ / shares				$ 25,000
Number of subsidiaries | subsidiary		50
Number of joint ventures | item		11
Number of associate | item		1
Number of countries in which the company operates | country		6
Revenue of combined entity as if combination occurred at beginning of period		$ 1,108,202
Goodwill.			$ 4,686,324	$ 4,686,324		$ 1,594,279
Dividends received by Ecopetrol from ISA			371,011	371,011	[1]
Acquisition-related costs	[2]			69,018
Profit (loss) from operating activities				29,697,707		7,181,765	$ 21,027,158
Profit (loss)				17,630,554		2,737,853	15,005,155
Property, plant and equipment.			90,076,526	90,076,526		66,508,338	$ 64,214,822
ISA
Disclosure of detailed information about business combination [line items]
Number of shares acquired | shares		569,472,561
Percentage of interest acquired		51.40%
Number of subsidiaries | subsidiary		50
Number of joint ventures | item		11
Number of associate | item		1
Number of countries in which the company operates | item		6
Contingent consideration recognised as of acquisition date			225,983	225,983
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 4,113,198
Increase in profit (loss) of combined entity		7,039,487
Increase in revenue of combined entity		2,096,511
Deferred tax recognized on ISA			$ 35,033	$ 35,033
Net profit, if the business combination took place on January 1		4,113,198
Revenue included in the consolidated profit or loss statement		846,454
Profits included in the consolidated profit or loss statement		$ 1,501,984
Hocol S.A.
Disclosure of detailed information about business combination [line items]
Acquisition-related costs						$ 361,426

[1]	In December 2021, ISA paid dividends to Ecopetrol of $371,011, constituting a deferred tax of $35,033, which was offset from the consideration transferred to be transferred as per the provisions of the acquisition agreement.
[2]	Acquisition-related costs correspond to fees for legal and financial advice and commissions.